RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					2 Months Ended		12 Months Ended
	Feb. 10, 2022	Jan. 26, 2022	Jan. 26, 2022	Nov. 16, 2021	Dec. 31, 2021		Dec. 31, 2022	Nov. 04, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued to sponsor, value					$ 25,000	[1],[2]	$ 7,520,350
Principal amount								$ 300,000
Notes payable, current					177,057
Sponsor fees	$ 1,500,000
Monthly payment for office space							10,000
Administration fee related party							110,000
Notes payable converted							$ 1,500,000
Conversion price							$ 10.00
Working capital loans					$ 0		$ 0
Common Class A [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Sale of stock price per share				$ 12.00
Sponsor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock surrendered and forfeited during period shares			1,006,250
Stock issued during period on hold		3,306,250
Sponsor [Member] | Common Class B [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Sale of private placement units, net of offering costs				4,312,500
Number of shares issued to sponsor, value				$ 25,000

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).